Segment information (Details 3)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Customer D
Customers accounting for more than 5% of the Group's revenue	7	13	10
Customer E
Customers accounting for more than 5% of the Group's revenue	6	0	0
Customer C
Customers accounting for more than 5% of the Group's revenue	10	0	0
Customer B
Customers accounting for more than 5% of the Group's revenue	12	5	0
Customer A
Customers accounting for more than 5% of the Group's revenue	13	9	14
Customer F
Customers accounting for more than 5% of the Group's revenue	0	9	0
Customer G
Customers accounting for more than 5% of the Group's revenue	0	6	0
Customer H
Customers accounting for more than 5% of the Group's revenue	0	5	0
Customer I
Customers accounting for more than 5% of the Group's revenue	0	0	7
Customer K [Member]
Customers accounting for more than 5% of the Group's revenue	0	0	5
Customer J [Member]
Customers accounting for more than 5% of the Group's revenue	0	0	5